Lease Right-Of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2024
Lease Right-of-use Assets And Lease Liabilities
Lease Right-Of-Use Assets and Lease Liabilities

Note 12 – Lease Right-Of-Use Assets and Lease Liabilities

As of December 31, 2024, the company has four separate operating lease agreements for three office space in Malaysia with a term of three years, and one operating land lease in Malaysia (USM Penang) with a term of 20 years. The company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease terms. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make the lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payment made and excludes lease incentives.

The components of operating lease cost and supplemental cash flow information related to leases are as follows:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Lease costs
Operating leases - rental expenses	$34,772	$24,035
Operating leases - rental payment	$21,646	$20,750

Other information
Cash paid for amounts included in the measurement of lease liabilities	$34,772	$24,035
Weighted average remaining lease term – operating leases (in years)	16.87	17.17
Weighted average discount rate – operating leases	6.35 – 6.85%	6.35 – 6.85%

The supplemental balance sheet information related to lease is as follows:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Non – current assets
Right-of-use assets (i)	$415,003	$408,699

Current liabilities
Operating lease liabilities	$19,572	$20,160
Non - Current liabilities
Operating lease liabilities	$504,934	$463,944

(i)	Operating lease right-of-use assets are measured at a cost of $510,430 and $466,296 and less accumulated amortization of $95,427 and $57,597 as of December 31, 2024, and 2023, respectively.

As of December 31, 2024 operating lease right of use asset as follow:

December 31, 2024
(Audited)
Balance as of January 1, 2023	$446,957
Additions	$20,055
Remeasurement	$(6,087)
Less: Amortization during the year	$(34,970)
Foreign exchange translation loss	$(17,256)
Balance as of December 31, 2023	$408,699
Addition	$31,378
Remeasurement	$-
Less: Amortization during the year	$(35,576)
Foreign exchange translation gain	$10,502
Balance as of December 31, 2024	$415,003

As of December 31, 2024, operating lease liability as follow:

December 31, 2024
(Audited)
Balance as of January 1, 2023	$482,655
Add: Finance cost	$30,397
Add: Additions	$20,055
Less: Repayment of lease liabilities	$(24,035)
Remeasurement	$(6,087)
Foreign exchange translation gain	$(18,881)
Balance as of December 31, 2023	$484,104
Add: Finance cost	$30,666
Add: Additions	$31,378
Less: Repayment of lease liabilities	$(34,772)
Remeasurement	$-
Foreign exchange translation loss	$13,130
Balance as of December 31, 2024	$524,506